Lease	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Lease
24.	Leases
Company as a lessee

(1)	Lease contracts
The Company applies the short-term leases recognition exemption to its lease contracts that have a lease term of 12 months or less from the commencement date, and recognized ￦199,490 million and ￦235,473 million respectively, as expense for the years ended December 31, 2021 and 2022. The Company also applies the leases of low-value
assets recognition exemption to leases contracts with underlying assets considered to be low value (i.e., approximately less than ￦5 million), and recognized ￦2,349 million and ￦3,147 million respectively, as expense for the years ended December 31, 2021 and 2022. The Company has lease contracts for various items such as consecutive voyage charter contracts, power purchase agreements (PPA), real estate lease contracts including buildings, switchyard, and land for electric substation, vehicles, and other equipment.

(2)	Right-of-use assets as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	814,795	(162,000)	652,795
Buildings		106,823	(43,939)	62,884
Structures		26,374	(5,226)	21,148
Machinery		1,308	(743)	565
Ships		4,217,735	(1,188,516)	3,029,219
Vehicles		30,375	(16,757)	13,618
Others(*)		2,650,728	(2,371,560)	279,168

	￦	7,848,138	(3,788,741)	4,059,397

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

		2022
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	886,076	(224,277)	661,799
Buildings		135,290	(60,434)	74,856
Structures		30,879	(6,914)	23,965
Machinery		1,737	(902)	835
Ships		4,151,460	(1,554,597)	2,596,863
Vehicles		35,712	(20,996)	14,716
Others(*)		751,570	(413,479)	338,091

	￦	5,992,724	(2,281,599)	3,711,125

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

(3)	Changes in right-of-use assets for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	706,579	7,312	(57,231)	—	(3,865)	652,795
Buildings		47,222	22,336	(25,780)	(1,469)	20,575	62,884
Structures		20,486	2,198	(1,536)	—	—	21,148
Machinery		695	—	(130)	—	—	565
Ships		3,437,363	9,694	(411,291)	—	(6,547)	3,029,219
Vehicles		13,525	9,583	(8,162)	(7)	(1,321)	13,618
Others		316,296	27,090	(54,435)	(10,311)	528	279,168

	￦	4,542,166	78,213	(558,565)	(11,787)	9,370	4,059,397

		2022
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	652,795	63,654	(41,260)	—	(13,390)	661,799
Buildings		62,884	42,399	(30,243)	(1,042)	858	74,856
Structures		21,148	4,256	(1,758)	—	319	23,965
Machinery		565	429	(159)	—	—	835
Ships		3,029,219	—	(393,677)	—	(38,679)	2,596,863
Vehicles		13,618	13,475	(8,673)	(962)	(2,742)	14,716
Others		279,168	72,803	(33,298)	(834)	20,252	338,091

	￦	4,059,397	197,016	(509,068)	(2,838)	(33,382)	3,711,125

(4)	Lease liabilities as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Less than 1 year	￦	620,121	639,756
1 ~ 5 years		2,158,145	2,047,584
More than 5 years		2,150,722	1,925,012

		4,928,988	4,612,352
Less : Discount		(518,485)	(449,209)

Present value of lease payment	￦	4,410,503	4,163,143

(5)	The details of the liquidity classification of lease liabilities as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Current lease liabilities	￦	583,558	614,037
Non-current lease liabilities		3,826,945	3,549,106

	￦	4,410,503	4,163,143

(6)	Changes in lease liabilities for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance

		In millions of won
Lease liabilities	￦	4,621,096	73,090	(665,687)	93,651	288,353	4,410,503

		2022
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance

		In millions of won
Lease liabilities	￦	4,410,503	109,019	(654,236)	91,590	206,267	4,163,143

(*)	Including translation effect of foreign currency lease liabilities and others.

(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Depreciation of right-of-use assets	￦	558,565	509,068
Interest expenses of lease liabilities		93,651	91,590
Leases expenses for short-term leases		199,490	235,473
Leases expenses for leases of low-value assets		2,349	3,147
Variable lease payments		54,675	112,158

	￦	908,730	951,436

(8)
The total cash outflow related to the lease contracts, including cash outflows due to short-term leases and leases of low-value
assets, amounts to
￦
922,200 million and
￦
1,005,014 million, for the years ended December 31, 2021 and 2022, respectively.

Company as a lessor

(1)	Finance lease contracts
The Company entered into power purchase agreements (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana gas combined power plant over a
25-year
lease term, and an 89.1MW level Fujeij wind power plant over a
20-year
lease term. In addition, the Company provides 27 energy storage system installation projects and 133 energy efficiency contracts as finance leases with a lease term of 2 to 11 years. Also, the Company entered into a PPA with the Comission Federal de Electricidad in Mexico to provide for 25 years (from December 2013 to November 2038) all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)	Profit and loss related to finance lease for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Finance income on the net investment in the lease	￦	111,569	122,355

(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Less than 1 year	￦	172,528	181,930
1 ~ 2 years		163,937	169,693
2 ~ 3 years		158,933	166,787
3 ~ 4 years		156,450	166,196
4 ~ 5 years		155,068	166,965
More than 5 years		1,588,403	1,527,093

		2,395,319	2,378,664
Less : Unearned finance income		(1,194,627)	(1,139,274)

Net investment in the lease(*)	￦	1,200,692	1,239,390

(*)	Including the present value of unguaranteed residual value amounting to ￦19,574 million and ￦22,910 million, as of December 31, 2021 and 2022, respectively.
The implicit interest rate for a lease term is determined on the lease contract date. The implicit interest rate of the finance lease contracts is from 0.00% up to 17.08% per year as of December 31, 2022. (prior year : 0.00% ~ 16.83%)

(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	990	768
Bad debt expense		—	3,737
Reversal of allowance for doubtful accounts		(222)	—

Ending balance	￦	768	4,505